Intangible Assets - Summary of Intangible Assets (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 1,705,736
Ending balance	€ 1,661,224